Business Description	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Description [Abstract]
BUSINESS DESCRIPTION

NOTE 1 — BUSINESS DESCRIPTION

Intuitive Machines, Inc. (formerly known as Inflection Point Acquisition Corp. or “IPAX”), collectively with its subsidiaries (the “Company,” “IM,” “Intuitive Machines,” “we,” “us” or “our”) designs, manufactures and operates space products and services. Intuitive Machines’ near-term focus is to create and operate space systems and space infrastructure on and in the vicinity of the Moon that enable scientific and human exploration and utilization of lunar resources to support sustainable human presence on the Moon and exploration to Mars and beyond. Intuitive Machines offers its customers the flexibility needed to pioneer a thriving and diverse lunar economy designed to enable a permanent presence in lunar orbit and on the lunar surface. IM is currently headquartered in Houston, Texas.

Intuitive Machines, Inc. was a blank check company originally incorporated on January 27, 2021 as a Cayman Islands exempted company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. On September 24, 2021, IPAX consummated an initial public offering, after which its securities began trading on the Nasdaq Stock Market LLC (“Nasdaq”).

IPAX Business Combination

On September 16, 2022, IPAX entered into a certain Business Combination Agreement (the “Business Combination Agreement”) by and between IPAX and Intuitive Machines, LLC, a Delaware limited liability company (formerly, a Texas limited liability company). On February 10, 2023, as contemplated by the Business Combination Agreement and described in the section titled “The Business Combination Proposal” of the final prospectus and definitive proxy statement of IPAX, dated January 24, 2023 and filed with the U.S. Securities and Exchange Commissions (the “SEC”) on January 24, 2023, IPAX filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation and certificate of corporate domestication with the Secretary of State of the State of Delaware, pursuant to which IPAX was domesticated and continues as a Delaware corporation, changing its name to “Intuitive Machines, Inc.”

On February 13, 2023 (the “Closing Date” or “Closing”), Intuitive Machines, Inc. and Intuitive Machines, LLC consummated the previously announced business combination (the “Business Combination”) and related transactions (the “Transactions”) contemplated by the Business Combination Agreement. As a result of the Transactions, all of the issued and outstanding common units of Intuitive Machines, LLC were converted into common stock of Intuitive Machines, Inc. using an exchange ratio of 0.5562 shares of Intuitive Machines, Inc. common stock per each unit of Intuitive Machines, LLC common unit. In addition, Intuitive Machines, LLC’s share-based compensation plan and related share-based compensation awards were exchanged or converted, as applicable, with share-based compensation awards of Intuitive Machines, Inc.

In connection with the Transactions, the Company was reorganized into an Up-C structure, in which substantially all of the assets and business of the Company are held by Intuitive Machines, LLC and continue to operate through Intuitive Machines, LLC and its subsidiaries. Intuitive Machines, Inc. is a holding company whose only material asset is its equity ownership interests of Intuitive Machines, LLC. While Intuitive Machines, LLC became a subsidiary of Intuitive Machines, Inc. and Intuitive Machines, Inc. was appointed as its managing member, Intuitive Machines, LLC was deemed to be the acquirer in the Business Combination for accounting purposes. Accordingly, the Business Combination was accounted for as a reverse recapitalization, in which case the condensed consolidated financial statements of the Company represent a continuation of the Intuitive Machines, LLC and the issuance of common stock in exchange for the net assets of Intuitive Machines, Inc. was recorded at historical cost with no recognition of goodwill or other intangible assets. Operations prior to the Business Combination are those of Intuitive Machines, LLC. In addition, the number of shares subject to, and the exercise price of, the Company’s outstanding options were adjusted to reflect the Business Combination. The treatment of the Business Combination as a reverse recapitalization was based upon the pre-merger members of Intuitive Machines, LLC holding the majority of the voting interests of Intuitive Machines, Inc., Intuitive Machines, LLC’s existing management team serving as the initial management team of Intuitive Machines, Inc., Intuitive Machines, LLC’s appointment of the majority of the initial board of directors of Intuitive Machines, Inc., and the significance of Intuitive Machines, LLC’s operations prior to the Business Combination which represent the entirety of Company’s operations.

In connection with the Business Combination, approximately $34.1 million of cash held in trust, net of redemptions by IPAX’s public shareholders, became available for use by the Company as well as proceeds received from the contemporaneous sale of preferred stock in connection with the closing of a PIPE investment (the “PIPE” investment). In addition, the Company entered into a common stock purchase agreement, dated September 16, 2022 (the “Cantor Purchase Agreement”) relating to an equity facility under which shares of newly issued Intuitive Machines, Inc. Class A common stock may be sold to CF Principal Investments LLC (“CFPI”), at the Company’s discretion, up to the lesser of $50.0 million and the “exchange cap” specified therein, subject to certain customary conditions and limitations set for in the Cantor Purchase Agreement. Beginning on February 14, 2023, Intuitive Machines, Inc. shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”) and warrants to purchase the Class A Common Stock at an exercise price of $11.50 per share (the “Public Warrants”) began trading on Nasdaq under the symbols, “LUNR” and “LUNRW,” respectively.

See Note 3 — Business Combination and Related Transactions for additional information.

NOTE 1 — BUSINESS DESCRIPTION

Intuitive Machines, LLC (the “Company”, “IM”, “Intuitive Machines”, “we” or “our”) designs, manufactures and operates space products and services. Intuitive Machines’ near-term focus is to create and operate space systems and space infrastructure on and in the vicinity of the Moon that enable scientific and human exploration and utilization of lunar resources to support sustainable human presence on the Moon and exploration to Mars and beyond. Intuitive Machines offers its customers the flexibility needed to pioneer a thriving and diverse lunar economy designed to enable a permanent presence in lunar orbit and on the lunar surface. IM is currently headquartered in Houston, Texas.